Reorganization and Acquisitions (Reorganization, Narrative) (Details) - Changyou.com Limited [Member] - IPO [Member] $ / shares in Units, $ in Millions	Apr. 07, 2009 USD ($) $ / shares shares
Reorganization and Acquisitions [Line Items]
Net proceeds from initial public offering after deducting commissions and offering expenses | $	$ 54.7
ADS [Member]
Reorganization and Acquisitions [Line Items]
Shares, initial public offering, sold to the public	8,625,000
Initial offering price per ADS | $ / shares	$ 16.00
Shares, initial public offering, sold by the Company	3,750,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	4,875,000
Class A ordinary shares [Member]
Reorganization and Acquisitions [Line Items]
Shares, initial public offering, sold to the public	17,250,000
Shares, initial public offering, sold by the Company	7,500,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	9,750,000